Combined Statements of Operations and Comprehensive (Loss) (Parentheticals)		12 Months Ended
		Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Income Statement [Abstract]
Diluted (in New Dollars per share and Dollars per share) | (per share)		$ (0.21)	$ (6.30)	$ 1.87	$ (1.44)
Diluted	[1]	7,936,940	7,936,940	7,936,940	7,936,940

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)